Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 1,892,426	$ 191,125	$ 346,260
Marketable securities	51,260	0
Deposits	700	700	700
Prepaid expenses	5,232	14,226	20,504
Total Current Assets	1,949,618	206,051	367,464
TOTAL ASSETS	1,949,618	206,051	367,464
CURRENT LIABILITIES
Accounts payable and accrued liabilities	26,182	14,816	16,909
Allowance for optioned properties	151,260	0
TOTAL CURRENT LIABILITIES	177,442	14,816	16,909
TOTAL LIABILITIES	177,442	14,816	16,909
STOCKHOLDERS' EQUITY
Common stock, 3,000,000,000 shares authorized, par value $0.001; 102,492,441 and 95,651,644 common shares outstanding, respectively	102,493	95,652	95,652
Additional paid in capital	6,644,724	4,322,347	4,322,347
Additional paid in capital - options	191,513	191,513	191,513
Additional paid in capital - warrants	369,115	369,115	369,115
Accumulated deficit	(5,535,669)	(4,787,392)	(4,628,072)
TOTAL STOCKHOLDERS' EQUITY	1,772,176	191,235	350,555
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,949,618	$ 206,051	$ 367,464